SCHEDULE OF CUSTOMER CONCENTRATIONS (Details)		6 Months Ended				12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		90.00%			[1]	49.00%			[2]		[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[1]	47.00%		16.00%			[2]		[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[1]	21.00%		16.00%			[2]		[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[1]	14.00%			[2]	17.00%			[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							[2]	12.00%			[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	[2]									44.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							[2]	23.00%		17.00%	[2]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	[2]									11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	[2]									10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.00%				20.00%		20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage						28.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage						42.00%		41.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage						22.00%		22.00%
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		52.00%			[3],[4]	40.00%			[5],[6]		[5],[6]
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		31.00%			[3],[4]	12.00%			[5],[6]		[5],[6]
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage							[5],[6]	10.00%		36.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%					[3]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[3]			11.00%			[5]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[3]				[5]	11.00%

[1]	represent percentage less than 10%
[2]	represent percentage less than 10%
[3]	represent percentage less than 10%
[4]	represent percentage less than 10%
[5]	represent percentage less than 10%
[6]	represent percentage less than 10%